Share capital - History - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Share capital
Aggregate share capital	€ 354,582	€ 294,600
Aggregate number of shares after transaction		54,466,000
Number of shares	65,552,721	54,465,421	65,411,767	64,666,802